SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding, Ending Balance		1,660,612
Exercisable, ending balance		961,612
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares		$ 2.93
Warrants [Member]
IfrsStatementLineItems [Line Items]
Outstanding beginning balance	[1]	1,446,188	2,538,588
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 5.24	$ 6.00
Granted/issued	[1]
Weighted Average Exercise Price, Granted/issued | $ / shares
Exercised/settled	[1]
Weighted Average Exercise Price, Exercised/settled | $ / shares
Expired	[1]	(302,760)	(1,092,400)
Weighted Average Exercise Price, Expired | $ / shares		$ 3.30	$ 7.00
Forfeited	[1]
Weighted Average Exercise Price, Forfeited | $ / shares
Outstanding, Ending Balance	[1]	1,143,428	1,446,188
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 5.75	$ 5.24
Exercisable, ending balance	[1]	1,143,428	1,446,188
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares		$ 5.75	$ 5.24
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding beginning balance		945,487	847,437
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 3.96	$ 4.21
Granted/issued		942,000	257,500
Weighted Average Exercise Price, Granted/issued | $ / shares		$ 0.58	$ 3.73
Exercised/settled			(15,000)
Weighted Average Exercise Price, Exercised/settled | $ / shares		$ 0.00	$ 3.05
Expired		(208,750)	(104,366)
Weighted Average Exercise Price, Expired | $ / shares		$ 4.66	$ 5.61
Forfeited		(18,125)	(40,084)
Weighted Average Exercise Price, Forfeited | $ / shares		$ 3.95	$ 3.85
Outstanding, Ending Balance		1,660,612	945,487
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 1.96	$ 3.96
Exercisable, ending balance		961,612	816,987
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares		$ 2.93	$ 4.03
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding beginning balance		667,409	465,511
Granted/issued		917,948	466,122
Exercised/settled		(31,787)	(41,117)
Expired			(54,448)
Forfeited		(405,070)	(168,659)
Outstanding, Ending Balance		1,148,500	667,409
Exercisable, ending balance
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding beginning balance		456,198	491,330
Granted/issued		380,417	209,353
Exercised/settled		(130,455)	(244,485)
Expired
Forfeited
Outstanding, Ending Balance		706,160	456,198
Exercisable, ending balance

[1]	At September 30, 2022, the Company has 1,143,428 warrants outstanding with an exercise price of C$5.75, expiring on July 30, 2023 (Note 7). On March 29, 2022, 302,760 warrants with an exercise price of C$3.30 expired.